FAIR VALUE OF FINANCIAL INSTRUMENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
FAIR VALUE OF FINANCIAL INSTRUMENTS

5.	FAIR VALUE OF FINANCIAL INSTRUMENTS
As of March 31, 2022 and December 31, 2021 the following financial assets and liabilities are measured at fair value on a recurring basis and are categorized using the fair value hierarchy as follows:

	March 31, 2022
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents:
Money market accounts	$542,406	$—	$—	$542,406
Total	$542,406	$—	$—	$542,406
Liabilities:
Other current liabilities:
Contingent consideration	$—	$—	$5,500	$5,500
Other non-current liabilities:
Contingent consideration	—	—	4,300	4,300
Total	$—	$—	$9,800	$9,800

	December 31, 2021
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents:
Money market accounts	$635,269	$—	$—	$635,269
Total	$635,269	$—	$—	$635,269
Liabilities:
Other non-current liabilities:
Public and Private Warrants (Note 11)	$58,227	$—	$—	$58,227
Total	$58,227	$—	$—	$58,227
The estimated fair value amounts shown above are not necessarily indicative of the amounts that the Company would realize upon disposition, nor do they indicate the Company’s intent or ability to dispose of the financial instrument.
There were no transfers between fair value measurement levels during the three months ended March 31, 2022.

5.	FAIR VALUE OF FINANCIAL INSTRUMENTS
As of December 31, 2021 and 2020, the following financial assets and liabilities are measured at fair value on a recurring basis and are categorized using the fair value hierarchy as follows:

	December 31, 2021
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents:
Money market accounts	$635,269	$—	$—	$635,269

Total	$635,269	$—	$—	$635,269

Liabilities:
Other non-current liabilities:
Public and Private Warrants (Note 11)	$58,227	$—	$—	$58,227

Total	$58,227	$—	$—	$58,227

	December 31, 2020
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents:
Money market accounts	$49,869	$—	$—	$49,869

Total	$49,869	$—	$—	$49,869

Liabilities:
Other non-current liabilities:
Warrants-preferred stock (Note 11)	$—	$—	$3,899	$3,899

Total	$—	$—	$3,899	$3,899

The estimated fair value amounts shown above are not necessarily indicative of the amounts that the Company would realize upon disposition, nor do they indicate the Company’s intent or ability to dispose of the financial instrument.
The Company’s warrant liability as of December 31, 2021 includes public and private placement warrants that were originally issued by Vector, but which were transferred to the Company as part of the Closing of the Business Combination (the “Public Warrants” and “Private Warrants”, respectively, or together, the “Public and Private Warrants”). The Public and Private Warrants are recorded on the balance sheet at fair value. The carrying amount is subject to remeasurement at each balance sheet date. With each remeasurement, the carrying amount will be adjusted to fair value, with the change in fair value recognized in the Company’s consolidated statements of operations and comprehensive loss. The Public Warrants are publicly-traded under the symbol “RKLBW”, and the fair value of the Public Warrants at a specific date is determined by the closing price of the Public Warrants as of that date. As such, the Public Warrants are classified within Level 1 of the fair value hierarchy. The Private Warrants are held by a single holder. ASC 820,
Fair Value Measurements,
indicates that the fair value should be determined “from the perspective of a market participant that holds the identical item” and “use the quoted price in an active market held by another party, if that price is available.” As the only market for the transfer of the Private Warrants is the public market, and the terms of the Private Warrants become identical to the terms of the Public Warrants upon such a transfer, the Company has determined that the fair value of the Private Warrants at a specific date is also determined by the closing price of the Company’s Public Warrants and within Level 1 of the fair value hierarchy. The closing price of the Public Warrants was $2.96 and $3.58 as of August 25, 2021 and December 31, 2021, respectively. The fair value of the Public and Private Warrants was $48,149 and $58,227 as of August 25, 2021 and December 31, 2021, respectively.
The preferred stock warrants consisted of warrants to purchase Legacy Rocket Lab Series B, Series C and Series D preferred stock. On July 12, 2021, the holders of the warrants to purchase Legacy Rocket Lab Series C and Series D preferred stock exercised the warrants. In connection with the closing of the Business Combination, the warrants to purchase Legacy Rocket Lab Series B preferred stock were exchanged for warrants to purchase common stock. On September 10, 2021, these common stock warrants were exercised by the holders (see Note 11).
As of December 31, 2020, the fair value of the preferred stock warrants was estimated primarily using a combination of the guideline public company method, an income approach based on discounted estimated future cash flows, the probability-weighted
expected return method and the option pricing method. Under these approaches, the value of the warrants was estimated for various future scenarios and then probability-weighted based on the likelihood of each future scenario. The estimates used in the valuation of the warrants are highly subjective in nature and involve a large degree of uncertainty. The valuation of the warrants is considered to be at Level 3 of the fair value hierarchy due to the need to use assumptions in the valuation that are both significant to the fair value measurement and unobservable.
There were no transfers between fair value measurement levels during the years ended December 31, 2021 and 2020. The change in the warrant liabilities measured at fair value using level three unobservable inputs is as follows for the years ended December 31, 2021 and 2020:

Balance, at January 1, 2020	$1,284
Cost of warrants vesting during the year	198
Change in fair value included in earnings	2,417

Balance, at December 31, 2020	3,899
Cost of warrants vesting during the period	352
Change in fair value included in earnings	5,238
Exercise of warrants to purchase Legacy Rocket Lab Series C and D preferred stock	(6,514)
Exchange of warrants to purchase Legacy Rocket Lab Series B preferred stock to common stock warrants	(2,975)

Balance, at December 31, 2021	$—

As of the December 31, 2020, the fair value of the preferred stock warrants was estimated primarily using a combination of the guideline public company method, an income approach based on discounted estimated future cash flows, the probability-weighted
expected return method and the option pricing method. Under these approaches, the value of the warrants was estimated for various future scenarios and then probability-weighted based on the likelihood of each future scenario. The valuation technique changed as of December 31, 2020, due to the lack of a recent and relevant stock transaction as well as recent developments in the Company’s likely liquidation scenarios. The estimates used the valuation of the warrants are highly subjective in nature and involve a large degree of uncertainty. The valuation of the warrants is considered to be at Level 3 of the fair value hierarchy due to the need to use assumptions in the valuation that are both significant to the fair value measurement and unobservable.